Investment Strategy	Aug. 27, 2026	Aug. 25, 2026
Defiance Daily Target 2X Long AEO ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

American Eagle Outfitters, Inc. (“AEO”)

American Eagle Outfitters, Inc. is a global specialty retailer of apparel and accessories. The company’s product portfolio includes apparel, personal care products, footwear, intimates, and accessories. AEO is listed on the New York Stock Exchange (“NYSE”). Per AEO’s most recent Form 10-K filing, the aggregate market value of voting and non-voting common equity held by non-affiliates of AEO as of August 2, 2025 was $1.7 billion.

AEO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AEO pursuant to the Exchange Act can be located by reference to SEC file number 1-33338 through the SEC’s website at www.sec.gov. In addition, information regarding AEO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AEO or other securities of American Eagle Outfitters, Inc. The Fund has derived all disclosures contained in this document regarding AEO from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AEO. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AEO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AEO (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AEO could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of AEO.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMERICAN EAGLE OUTFITTERS, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMERICAN EAGLE OUTFITTERS, INC.

Moreover, American Eagle Outfitters, Inc. has not participated in the development of the Fund’s investment strategy. American Eagle Outfitters, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. American Eagle Outfitters, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by American Eagle Outfitters, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by AEO or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, AEO is assigned to the specialty retail industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long BLSH ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Bullish (“BLSH”)

Bullish is a Cayman Islands exempted company that acts as a holding company with operations primarily conducted through its subsidiaries. These subsidiaries provide a range of services, including the operation of a digital asset trading platform (Bullish Exchange) and the provision of market infrastructure and information services. BLSH is listed on the New York Stock Exchange (“NYSE”). As of December 31, 2025, BLSH had 150,833,916 ordinary shares outstanding.

BLSH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) under Form 20-F (the required form for non-U.S. companies listed directly on U.S. exchanges). Information provided to or filed with the SEC by BLSH pursuant to the Exchange Act can be located by reference to SEC file number 001-42797 through the SEC’s website at www.sec.gov. In addition, information regarding BLSH may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of BLSH or other securities of Bullish. The Fund has derived all disclosures contained in this document regarding BLSH from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BLSH. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BLSH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BLSH (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BLSH could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of BLSH.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BULLISH. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BULLISH.

Moreover, Bullish has not participated in the development of the Fund’s investment strategy. Bullish does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Bullish does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Bullish.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by BLSH or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, BLSH is assigned to the capital markets industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long DASH ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

DoorDash, Inc. (“DASH”)

DASH is a technology company that operates a food and grocery delivery platform. DASH is listed on The Nasdaq Global Select Market (“NASDAQ”). Per DASH’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of DASH on June 30, 2025 was approximately $90.8 billion based on the closing price of the registrant’s Class A common stock as reported by NASDAQ on that date.

DASH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DASH pursuant to the Exchange Act can be located by reference to SEC file number 001-39759 through the SEC’s website at www.sec.gov. In addition, information regarding DASH may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of DASH or other securities of DoorDash, Inc. The Fund has derived all disclosures contained in this document regarding DASH from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DASH. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DASH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DASH (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DASH could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of DASH.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH DOORDASH, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, DOORDASH, INC.

Moreover, DoorDash, Inc. has not participated in the development of the Fund’s investment strategy. DoorDash, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. DoorDash, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by DoorDash, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by DASH or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, DASH is assigned to the hotels, restaurants and leisure industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long MRNA ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Moderna, Inc. (“MRNA”)

Moderna, Inc. is a pharmaceutical and biotechnology company, and focuses on medicines made of messenger RNA (mRNA). MRNA is listed on The Nasdaq Stock Market LLC (“NASDAQ). Per MRNA’s most recent Form 10-K filing, the aggregate market value of voting stock, per closing price as of June 30, 2025, held by non-affiliates of MRNA was approximately $9.9 billion.

MRNA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MRNA pursuant to the Exchange Act can be located by reference to the SEC file number 001-38753 through the SEC’s website at www.sec.gov. In addition, information regarding MRNA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of MRNA or other securities of Moderna, Inc. The Fund has derived all disclosures contained in this document regarding MRNA from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MRNA. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MRNA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MRNA (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MRNA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MRNA.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MODERNA, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MODERNA, INC.

Moreover, Moderna, Inc. has not participated in the development of the Fund’s investment strategy. Moderna, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Moderna, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Moderna, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by MRNA or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, MRNA is assigned to the biotechnology industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.